VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2013
Value Of Business Acquired [Abstract]
Value Of Business Acquired

4)       VALUE OF BUSINESS ACQUIRED

The following table presents MLOA's VOBA asset at December 31, 2013 and 2012:

	Gross	Accumulated
	Carrying	Amortization
	Amount	and Other	Net

	(In Millions)
VOBA

December 31, 2013	$416	$(398)(1)	$18

December 31, 2012	$416	$(313)	$103

  Includes reactivity to unrealized investment gains (losses) and $117 million of accelerated VOBA amortization resulting from the reinsurance agreement with Protective Life which is included in the deferred cost of reinsurance.

For 2013, 2012 and 2011, amortization (negative amortization) expense related to VOBA was $11 million, $(13) million and $10 million, respectively. VOBA amortization is estimated to range between $1 million and $3 million annually through 2018.